LONG-TERM INVESTMENTS (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended																				0 Months Ended					1 Months Ended			0 Months Ended				1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013 BEMC [Member]	Dec. 31, 2013 BEMC [Member]	Dec. 31, 2012 BEMC [Member]	Mar. 18, 2008 BEMC [Member]	Dec. 31, 2013 Shibo Movie [Member]	Dec. 31, 2012 Shibo Movie [Member]	Feb. 15, 2012 Shibo Movie [Member]	Dec. 31, 2013 Xinghe Union [Member]	Dec. 31, 2012 Xinghe Union [Member]	Feb. 15, 2012 Xinghe Union [Member]	Dec. 31, 2013 Guangxi Dingyuan [Member]	Dec. 31, 2012 Guangxi Dingyuan [Member]	Apr. 18, 2012 Guangxi Dingyuan [Member]	Dec. 31, 2013 AM Guangying [Member]	Dec. 25, 2013 AM Guangying [Member]	Dec. 31, 2012 AM Guangying [Member]	Dec. 31, 2013 Yunxing Chuangrong [Member]	Dec. 17, 2013 Yunxing Chuangrong [Member]	Dec. 31, 2012 Yunxing Chuangrong [Member]	Mar. 18, 2008 China Eastern Media Corporation [Member] BEMC [Member]	Feb. 15, 2012 Beijing NS Digital TV Co [Member] Shibo Movie [Member]	Feb. 15, 2012 Beijing NS Digital TV Co [Member] Xinghe Union [Member]	Apr. 18, 2012 Asiaray [Member] Guangxi Dingyuan [Member]	Apr. 18, 2012 Guangxi Civil Aviation [Member] Guangxi Dingyuan [Member]	Dec. 25, 2013 Zhejiang Tianguang Diying Production Co., Ltd. [Member] AM Guangying [Member]	Dec. 17, 2013 Hainan Airlines Culture Co., Ltd. [Member] Yunxing Chuangrong [Member]	Sep. 30, 2013 The Group [Member] BEMC [Member]	Mar. 18, 2008 The Group [Member] BEMC [Member]	Feb. 15, 2012 The Group [Member] Shibo Movie [Member]	Feb. 15, 2012 The Group [Member] Xinghe Union [Member]	Apr. 18, 2012 The Group [Member] Guangxi Dingyuan [Member]	Dec. 25, 2013 The Group [Member] AM Guangying [Member]	Dec. 17, 2013 The Group [Member] Yunxing Chuangrong [Member]	Jun. 30, 2010 The Group [Member] Zhangshangtong [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage					49.00%	49.00%		50.00%	50.00%		50.00%	50.00%		40.00%	40.00%		48.00%			50.00%			51.00%	50.00%	50.00%	40.00%	20.00%	52.00%	50.00%		49.00%	50.00%	50.00%	40.00%	48.00%	50.00%	20.00%
Registered capital							$ 2,119			$ 1,558			$ 1,558			$ 1,605		$ 1,871			$ 4,956
Capital contribution																								794	794				2,478			794	794			2,478
Dividend received from equity method investee	686			1,401																										686
Cash consideration of cost method investment																																					$ 367